Current and Non-current Financial liabilities, net (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Current And Non-current Financial Liabilities Net
2022	$ 31,918
2023	16,906
2024	1,252
2025	957
Thereafter	851
Total future repayments of principal	$ 51,884